Other Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other Income [Abstract]
Fair value gain on warrant liability		$ (22,766)
provision for liabilities no longer required written back	$ 1,585,730
Provision for staff costs and borrowings no longer required	$ 49,921	$ 360,878